Pay vs Performance Disclosure	12 Months Ended
	Jan. 31, 2026 USD ($)	Jan. 31, 2025 USD ($)	Jan. 31, 2024 USD ($)	Jan. 31, 2023 USD ($)	Jan. 31, 2022 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year	Summary Compensation Table Total for PEO (Benioff)(1) ($)	Compensation Actually Paid to PEO (Benioff)(2) ($)	Summary Compensation Table Total for PEO (Taylor)(3) ($)	Compensation Actually Paid to PEO (Taylor)(4) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(5) ($)	Average Compensation Actually Paid to Non-PEO NEOs(6) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income(9) ($ millions)	Relative TSR(10) (percentile)

							Company Total Share- holder Return(7) ($)	Peer Group Total Share- holder Return(8) ($)

2026	49,379,252	(49,207,128)	–	–	16,449,739	(5,856,868)	94.12	256.61	7,457	8th
2025	55,074,656	87,075,724	–	–	18,826,476	27,912,443	151.49	197.73	6,197	80th
2024	39,642,173	100,570,098	–	–	13,762,498	34,326,577	124.62	150.60	4,136	93rd
2023	29,868,893	(15,648,986)	26,792,798	(72,220,776)	15,923,619	(7,680,438)	74.47	97.23	208	17th
2022	28,602,112	25,056,235	22,794,415	31,528,547	14,044,452	16,514,995	103.13	125.39	1,444	41st

Company Selected Measure Name	Relative TSR
Named Executive Officers, Footnote	The dollar amounts reported are the “Total Compensation” amounts reported for our PEO, Marc Benioff, in our Summary Compensation Table for the applicable fiscal years. The dollar amounts reported are the “Total Compensation” amounts reported for Bret Taylor, who served as Co-PEO from November 30, 2021 through January 31, 2023, as reported in the Summary Compensation Table included in our proxy statement for our 2023 and 2022 Annual Meetings of Stockholders.The dollar amounts reported represent the amount of Compensation Actually Paid to our former Co-PEO, as reported in the “Pay Versus Performance” section of our proxy statement for our 2023 Annual Meeting of Stockholders and computed in accordance with Pay Versus Performance Rules. These amounts differ from “Total Compensation” as reported in the applicable Summary Compensation Table included in our proxy statements for our 2023 and 2022 Annual Meetings of Stockholders, as shown in the “Pay Versus Performance” section for our proxy statement for our 2023 Annual Meeting of Stockholders. The dollar amounts reported are the average of the “Total Compensation” amounts reported for the Company’s NEOs as a group excluding our CEO and former Co-PEO for the years in which the former Co-PEO served as Co-PEO (the “Non-PEO NEOs”) in the Summary Compensation Table in each applicable fiscal year. The Non-PEO NEOs (excluding our PEO and former Co-PEO, as applicable for the fiscal years in which the former Co-PEO served as Co-PEO) for each applicable year are as follows: (i) for fiscal 2026, Ms. Washington, Mr. Tallapragada, Mr. Milano, Mr. Harris, Mr. Schmaier, and Ms. Weaver; (ii) for fiscal 2025, Ms. Weaver, Mr. Harris, Mr. Tallapragada, and Mr. Millham; (iii) for fiscal 2024, Ms. Weaver, Mr. Millham, Mr. Niles, and Mr. Tallapragada; (iv) for fiscal 2023, Ms. Weaver, Mr. Harris, Mr. Tallapragada, and Mr. Millham; and (v) for fiscal 2022, Ms. Weaver, Mr. Harris, Mr. Patterson, and Mr. Tallapragada. The dollar amounts reported represent the average amount of Compensation Actually Paid to the Non-PEO NEOs as computed in accordance with SEC rules, and do not reflect actual amounts of compensation earned or received during the applicable fiscal year. Please refer to footnote 2 above for additional details, including how Compensation Actually Paid is determined for our PEO and other NEOs for fiscal 2026.
Peer Group Issuers, Footnote	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: Nasdaq Computer & Data Processing Index, which is used in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the applicable fiscal year. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 49,379,252
PEO Actually Paid Compensation Amount	$ (49,207,128)
Adjustment To PEO Compensation, Footnote	The dollar amounts reported represent the amount of Compensation Actually Paid, as computed in accordance with SEC rules, and do not reflect the actual amount of compensation earned or received during the applicable fiscal year. In accordance with SEC rules, these amounts differ from “Total Compensation” as set forth in the Summary Compensation Table for fiscal 2026 as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The following table details how Compensation Actually Paid is determined for our PEO and other NEOs for fiscal 2026:

	Fiscal 2026
Compensation Actually Paid	Mr. Benioff ($)	Average for Other NEOs ($)
Summary Compensation Table Total	49,379,252	16,449,739
Deduction for value of “Stock Awards” and “Option Awards” reported in the Summary Compensation Table	(38,008,457)	(12,461,502)
Add: Year-end fair value of outstanding and unvested equity awards granted in the fiscal year	22,350,797	8,183,951
Add: Year over year change in fair value of outstanding and unvested equity awards granted in prior fiscal years	(55,483,245)	(8,693,614)
Add: Fair value as of the vesting date of vested awards granted in current fiscal year	–	14,199
Add: Change in fair value from prior fiscal year end to the vesting date of equity awards granted in prior fiscal years that vested in the fiscal year	(27,445,475)	(3,559,794)
Subtract: Prior fiscal year end value of any equity awards granted in prior fiscal years that failed to meet vesting conditions during the covered fiscal year	–	(5,789,847)
Add: Value of dividends or other earnings paid on unvested equity awards during the covered fiscal year not otherwise included in the total compensation for the fiscal year	–	–
Compensation Actually Paid	(49,207,128)	(5,856,868)

Non-PEO NEO Average Total Compensation Amount	$ 16,449,739	$ 18,826,476	$ 13,762,498	$ 15,923,619	$ 14,044,452
Non-PEO NEO Average Compensation Actually Paid Amount	$ (5,856,868)	27,912,443	34,326,577	(7,680,438)	16,514,995
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported represent the amount of Compensation Actually Paid, as computed in accordance with SEC rules, and do not reflect the actual amount of compensation earned or received during the applicable fiscal year. In accordance with SEC rules, these amounts differ from “Total Compensation” as set forth in the Summary Compensation Table for fiscal 2026 as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The following table details how Compensation Actually Paid is determined for our PEO and other NEOs for fiscal 2026:

	Fiscal 2026
Compensation Actually Paid	Mr. Benioff ($)	Average for Other NEOs ($)
Summary Compensation Table Total	49,379,252	16,449,739
Deduction for value of “Stock Awards” and “Option Awards” reported in the Summary Compensation Table	(38,008,457)	(12,461,502)
Add: Year-end fair value of outstanding and unvested equity awards granted in the fiscal year	22,350,797	8,183,951
Add: Year over year change in fair value of outstanding and unvested equity awards granted in prior fiscal years	(55,483,245)	(8,693,614)
Add: Fair value as of the vesting date of vested awards granted in current fiscal year	–	14,199
Add: Change in fair value from prior fiscal year end to the vesting date of equity awards granted in prior fiscal years that vested in the fiscal year	(27,445,475)	(3,559,794)
Subtract: Prior fiscal year end value of any equity awards granted in prior fiscal years that failed to meet vesting conditions during the covered fiscal year	–	(5,789,847)
Add: Value of dividends or other earnings paid on unvested equity awards during the covered fiscal year not otherwise included in the total compensation for the fiscal year	–	–
Compensation Actually Paid	(49,207,128)	(5,856,868)

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Compensation Actually Paid and Cumulative Company and Peer Group TSR
The graph below (i) sets forth the relationship between the amount of Compensation Actually Paid to our PEO and our former Co-PEO, the average amount of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the five most recently completed fiscal years; and (ii) compares our cumulative TSR over the five most recently completed fiscal years to that of the Nasdaq Computer & Data Processing Index over the same period.

Compensation Actually Paid vs. Net Income
Relationship Between Compensation Actually Paid and Net Income
The graph below sets forth the amount of Compensation Actually Paid to our PEO and our former Co-PEO, the average amount of Compensation Actually Paid to our Non-PEO NEOs, and our net income during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between Compensation Actually Paid and Relative TSR
The graph below sets forth the amount of Compensation Actually Paid to our PEO and our former Co-PEO, the average amount of Compensation Actually Paid to our Non-PEO NEOs, and our Relative TSR during the five most recently completed fiscal years. Although we use three-year relative TSR as a PRSU performance measure, SEC guidance limits the Company-Selected Measure to one-year periods, so we have compared Compensation Actually Paid to annual Relative TSR in the graph below.

Total Shareholder Return Vs Peer Group
Relationship Between Compensation Actually Paid and Cumulative Company and Peer Group TSR
The graph below (i) sets forth the relationship between the amount of Compensation Actually Paid to our PEO and our former Co-PEO, the average amount of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the five most recently completed fiscal years; and (ii) compares our cumulative TSR over the five most recently completed fiscal years to that of the Nasdaq Computer & Data Processing Index over the same period.

Tabular List, Table

Performance Measures

Relative TSR
Margin & Growth
Non-GAAP Income from Operations
Subscription and Support Revenue
Agentforce & Data 360 ARR

Total Shareholder Return Amount	$ 94.12	151.49	124.62	74.47	103.13
Peer Group Total Shareholder Return Amount	256.61	197.73	150.60	97.23	125.39
Net Income (Loss)	$ 7,457,000,000	$ 6,197,000,000	$ 4,136,000,000	$ 208,000,000	$ 1,444,000,000
Company Selected Measure Amount	8	80	93	17	41
PEO Name	Marc Benioff
Additional 402(v) Disclosure	Cumulative TSR is calculated by dividing (a) the sum of (i) the cumulative amount of any dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the Company’s stock price at the end and the beginning of the measurement period by (b) the Company’s stock price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is January 31, 2021. Historical stock performance is not necessarily indicative of future stock performance. The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable fiscal year.
Measure:: 1
Pay vs Performance Disclosure
Name	Relative TSR
Non-GAAP Measure Description	The “Company-Selected Measure” (as defined in Item 402(v) of Regulation S-K of the Exchange Act) is our one-year TSR relative to the TSR of each member of the Nasdaq-100 Index as of the beginning of each fiscal year (“Relative TSR”). TSR for this purpose is calculated by comparing the Company’s average closing share price over the 90 calendar days ending on the last day of the fiscal year and the Company’s average closing share price over the 90 calendar days ending on the last day of the end of the prior fiscal year. We use three-year relative TSR as a performance measure for our PRSUs, including for the PRSUs granted in fiscal 2026. As described in the “Compensation Discussion and Analysis” above, we also use “Margin & Growth” which is the sum of our non-GAAP operating margin and subscription and support revenue growth, in constant currency, as performance measures for the PRSUs granted in fiscal 2026.
Measure:: 2
Pay vs Performance Disclosure
Name	Margin & Growth
Measure:: 3
Pay vs Performance Disclosure
Name	Non-GAAP Income from Operations
Measure:: 4
Pay vs Performance Disclosure
Name	Subscription and Support Revenue
Measure:: 5
Pay vs Performance Disclosure
Name	Agentforce & Data 360 ARR
Marc Benioff [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 49,379,252	$ 55,074,656	$ 39,642,173	$ 29,868,893	$ 28,602,112
PEO Actually Paid Compensation Amount	(49,207,128)	$ 87,075,724	$ 100,570,098	(15,648,986)	25,056,235
Bret Taylor [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				26,792,798	22,794,415
PEO Actually Paid Compensation Amount				$ (72,220,776)	$ 31,528,547
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(38,008,457)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,350,797
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(55,483,245)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(27,445,475)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,461,502)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,183,951
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,693,614)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,199
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,559,794)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,789,847)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0